S000080439 [Member] Expense Example - iShares Transition-Enabling Metals ETF - iShares Transition-Enabling Metals ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	$ 612